Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.2%)
U.S. Government Securities (100.2%)
United States Treasury Note/Bond	7.250%	8/15/22	3,525	3,697
United States Treasury Note/Bond	1.625%	11/15/22	76,270	77,271
United States Treasury Note/Bond	1.625%	12/15/22	8,310	8,427
United States Treasury Note/Bond	0.125%	12/31/22	293,540	293,035
United States Treasury Note/Bond	2.125%	12/31/22	165,795	169,085
United States Treasury Note/Bond	1.500%	1/15/23	139,510	141,385
United States Treasury Note/Bond	0.125%	1/31/23	250,835	250,247
United States Treasury Note/Bond	1.750%	1/31/23	128,370	130,516
United States Treasury Note/Bond	2.375%	1/31/23	34,680	35,514
United States Treasury Note/Bond	1.375%	2/15/23	213,115	215,846
United States Treasury Note/Bond	2.000%	2/15/23	257,425	262,654
United States Treasury Note/Bond	0.125%	2/28/23	215,220	214,648
United States Treasury Note/Bond	1.500%	2/28/23	130,962	132,886
United States Treasury Note/Bond	2.625%	2/28/23	148,950	153,162
United States Treasury Note/Bond	0.500%	3/15/23	225,420	225,843
United States Treasury Note/Bond	0.125%	3/31/23	189,870	189,247
United States Treasury Note/Bond	1.500%	3/31/23	222,025	225,425
United States Treasury Note/Bond	2.500%	3/31/23	205,995	211,821
United States Treasury Note/Bond	0.250%	4/15/23	301,820	301,301
United States Treasury Note/Bond	0.125%	4/30/23	220,215	219,355
United States Treasury Note/Bond	1.625%	4/30/23	47,215	48,041
United States Treasury Note/Bond	2.750%	4/30/23	55,200	57,037
United States Treasury Note/Bond	0.125%	5/15/23	271,505	270,487
United States Treasury Note/Bond	1.750%	5/15/23	155,548	158,610
United States Treasury Note/Bond	0.125%	5/31/23	188,540	187,715
United States Treasury Note/Bond	1.625%	5/31/23	55,495	56,501
United States Treasury Note/Bond	2.750%	5/31/23	93,165	96,411
United States Treasury Note/Bond	0.250%	6/15/23	266,935	266,226
United States Treasury Note/Bond	0.125%	6/30/23	193,835	192,926
United States Treasury Note/Bond	1.375%	6/30/23	164,800	167,272
United States Treasury Note/Bond	2.625%	6/30/23	56,910	58,875
United States Treasury Note/Bond	0.125%	7/15/23	289,485	288,038
United States Treasury Note/Bond	0.125%	7/31/23	181,860	180,865
United States Treasury Note/Bond	1.250%	7/31/23	94,747	96,005
United States Treasury Note/Bond	2.750%	7/31/23	67,137	69,697
United States Treasury Note/Bond	0.125%	8/15/23	267,415	265,827
United States Treasury Note/Bond	2.500%	8/15/23	270,420	279,716
United States Treasury Note/Bond	6.250%	8/15/23	10,525	11,551
United States Treasury Note/Bond	0.125%	8/31/23	83,325	82,817
United States Treasury Note/Bond	1.375%	8/31/23	217,005	220,362
United States Treasury Note/Bond	2.750%	8/31/23	66,499	69,107

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.125%	9/15/23	280,125	278,287
United States Treasury Note/Bond	0.250%	9/30/23	184,270	183,435
United States Treasury Note/Bond	1.375%	9/30/23	217,570	221,004
United States Treasury Note/Bond	2.875%	9/30/23	85,590	89,268
United States Treasury Note/Bond	0.125%	10/15/23	293,220	291,067
United States Treasury Note/Bond	0.375%	10/31/23	184,190	183,672
United States Treasury Note/Bond	1.625%	10/31/23	185,205	189,054
United States Treasury Note/Bond	2.875%	10/31/23	217,640	227,332
United States Treasury Note/Bond	0.250%	11/15/23	351,185	349,155
United States Treasury Note/Bond	2.750%	11/15/23	249,775	260,468
United States Treasury Note/Bond	0.500%	11/30/23	204,434	204,210
United States Treasury Note/Bond	2.125%	11/30/23	114,495	118,055
United States Treasury Note/Bond	2.875%	11/30/23	75,770	79,251
United States Treasury Note/Bond	0.125%	12/15/23	324,375	321,334
United States Treasury Note/Bond	2.250%	12/31/23	46,434	48,023
United States Treasury Note/Bond	2.625%	12/31/23	77,220	80,454
United States Treasury Note/Bond	0.125%	1/15/24	315,120	311,870
United States Treasury Note/Bond	2.250%	1/31/24	160,343	165,955
United States Treasury Note/Bond	2.500%	1/31/24	91,190	94,866
United States Treasury Note/Bond	0.125%	2/15/24	395,205	390,882
United States Treasury Note/Bond	2.750%	2/15/24	302,115	316,135
United States Treasury Note/Bond	2.125%	2/29/24	77,314	79,851
United States Treasury Note/Bond	2.375%	2/29/24	74,195	77,047
United States Treasury Note/Bond	0.250%	3/15/24	264,185	261,750
United States Treasury Note/Bond	2.125%	3/31/24	219,453	226,791
United States Treasury Note/Bond	0.375%	4/15/24	377,815	374,981
United States Treasury Note/Bond	2.000%	4/30/24	55,170	56,894
United States Treasury Note/Bond	2.250%	4/30/24	146,016	151,446
United States Treasury Note/Bond	0.250%	5/15/24	372,355	368,166
United States Treasury Note/Bond	2.500%	5/15/24	259,424	270,693
United States Treasury Note/Bond	2.000%	5/31/24	177,100	182,717
United States Treasury Note/Bond	0.250%	6/15/24	334,685	330,606
United States Treasury Note/Bond	1.750%	6/30/24	131,875	135,254
United States Treasury Note/Bond	2.000%	6/30/24	55,347	57,128
United States Treasury Note/Bond	0.375%	7/15/24	313,480	310,443
United States Treasury Note/Bond	1.750%	7/31/24	68,770	70,597
United States Treasury Note/Bond	2.125%	7/31/24	61,748	63,967
United States Treasury Note/Bond	0.375%	8/15/24	502,745	497,482
United States Treasury Note/Bond	2.375%	8/15/24	179,507	187,164
United States Treasury Note/Bond	1.250%	8/31/24	110,115	111,491
United States Treasury Note/Bond	1.875%	8/31/24	77,710	80,005
United States Treasury Note/Bond	0.375%	9/15/24	328,655	324,906
United States Treasury Note/Bond	1.500%	9/30/24	114,554	116,756
United States Treasury Note/Bond	2.125%	9/30/24	49,501	51,334
United States Treasury Note/Bond	0.625%	10/15/24	324,070	322,450
United States Treasury Note/Bond	1.500%	10/31/24	109,239	111,356
United States Treasury Note/Bond	2.250%	10/31/24	54,100	56,315
United States Treasury Note/Bond	0.750%	11/15/24	502,250	500,994
United States Treasury Note/Bond	2.250%	11/15/24	174,346	181,538
United States Treasury Note/Bond	1.500%	11/30/24	106,785	108,837
United States Treasury Note/Bond	2.125%	11/30/24	78,195	81,152
United States Treasury Note/Bond	1.750%	12/31/24	114,390	117,464
United States Treasury Note/Bond	2.250%	12/31/24	76,990	80,214
Total U.S. Government and Agency Obligations (Cost $17,019,609)				16,937,017

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $49,265)	0.077%	492,673	49,267
Total Investments (100.5%) (Cost $17,068,874)				16,986,284
Other Assets and Liabilities—Net (-0.5%)				(80,211)
Net Assets (100%)				16,906,073
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,937,017	—	16,937,017
Temporary Cash Investments	49,267	—	—	49,267
Total	49,267	16,937,017	—	16,986,284